Stock Options - Schedule of Options Issued and Outstanding (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Mar. 31, 2025	Dec. 31, 2024
Schedule of Options Issued and Outstanding [Abstract]
Number of Underlying Shares, Outstanding ending	258,710	258,710	258,710	258,710
Weighted-Average Exercise Price Per Share, Outstanding Ending	$ 27.9	$ 27.9	$ 27.9	$ 27.9
Weighted-Average Contractual Life Remaining in Years, Outstanding Ending	6 years 8 months 26 days	7 years 8 months 26 days	6 years 6 months	7 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding Ending
Number of Underlying Shares, Exercisable			258,710	258,710
Weighted-Average Exercise Price Per Share, Exercisable			$ 27.9	$ 27.9
Weighted-Average Contractual Life Remaining in Years, Exercisable			6 years 6 months	7 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable
Number of Underlying Shares, Vested and expected to vest			258,710	258,710
Weighted-Average Exercise Price Per Share, Vested and expected to vest			$ 27.9	$ 27.9
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest			6 years 6 months	6 years 8 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest
Number of Underlying Shares, Granted
Weighted-Average Exercise Price Per Share, Granted
Weighted-Average Contractual Life Remaining in Years, Granted
Aggregate Intrinsic Value, Granted
Number of Underlying Shares, Forfeited
Weighted-Average Exercise Price Per Share, Forfeited
Weighted-Average Contractual Life Remaining in Years, Forfeited
Aggregate Intrinsic Value, Forfeited